UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
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Address:   50 Rowes Wharf, 6th Floor
           --------------------------------------------------
           Boston, MA  02110
           --------------------------------------------------

Form 13F File Number:  028-13530
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Daly
           --------------------------------------------------
Title:     Attorney-in-Fact
           --------------------------------------------------
Phone:     617-772-4120
-           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Brian Daly            Boston, MA                         2/16/2010
   --------------------------   ------------------------------    -----------
         [Signature]                   [City, State]                 [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             24
                                               -------------

Form 13F Information Table Value Total:           $23,706
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                      Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------------------------- --------------  --------- -------- -----------------  ----------  -------- ----------------------
                                                             VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------------------------- --------------  --------- -------- -------- ---- ---- ----------  --------  ------- ------- -----
ACHILLION PHARMACEUTICALS IN      COM             00448Q201      622  200,000  SH          Sole        0      200,000    0      0
APPLE INC                         COM             037833100    1,770    8,400  SH          Sole        0        8,400    0      0
BROCADE COMMUNICATIONS SYS I      COM NEW         111621306      870  114,000  SH          Sole        0      114,000    0      0
BROOKFIELD INFRAST PARTNERS       LP INT UNIT     G16252101      413   24,600  SH          Sole        0       24,600    0      0
CABLEVISION SYS CORP              CL A NY CABLVS  12686C109      439   17,000  SH          Sole        0       17,000    0      0
CARDIOME PHARMA CORP              COM NEW         14159U202      223   50,000  SH          Sole        0       50,000    0      0
CBS CORP NEW                      CL B            124857202    1,447  103,000  SH          Sole        0      103,000    0      0
CLEAR CHANNEL OUTDOOR HLDGS       CL A            18451C109    1,058  101,800  SH          Sole        0      101,800    0      0
DIRECTV                           COM CL A        25490A101    1,501   45,000  SH          Sole        0       45,000    0      0
DIREXION SHS ETF TR               DLY EMRGMKT     25459W409      416   83,300  SH          Sole        0       83,300    0      0
                                  BR3X
DISCOVERY COMMUNICATNS NEW        COM SER A       25470F104      905   29,500  SH          Sole        0       29,500    0      0
E TRADE FINANCIAL CORP            COM             269246104       88   50,000  SH          Sole        0       50,000    0      0
EXPEDIA INC DEL                   COM             30212P105    3,731  145,000  SH          Sole        0      145,000    0      0
FACET BIOTECH CORP                SHS             30303Q103      448   25,500  SH          Sole        0       25,500    0      0
FORD MTR CO DEL                   COM PAR $0.01   345370860    1,150  115,000  SH          Sole        0      115,000    0      0
FUEL SYS SOLUTIONS INC            COM             35952W103      396    9,600  SH          Sole        0        9,600    0      0
KKR FINANCIAL HLDGS LLC           COM             48248A306      450   77,500  SH          Sole        0       77,500    0      0
LAMAR ADVERTISING CO              CL A            512815101    1,757   56,500  SH          Sole        0       56,500    0      0
LIBERTY GLOBAL INC                COM SER A       530555101      482   22,000  SH          Sole        0       22,000    0      0
MASSEY ENERGY CORP                COM             576206106      420   10,000  SH          Sole        0       10,000    0      0
MONSANTO CO NEW                   COM             61166W101    1,308   16,000  SH          Sole        0       16,000    0      0
MOSAIC CO                         COM             61945A107      239    4,000  SH          Sole        0        4,000    0      0
POTASH CORP SASK INC              COM             73755L107      206    1,900  SH          Sole        0        1,900    0      0
SLM CORP                          COM             78442P106    3,367  298,800  SH          Sole        0      298,800    0      0


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